GENERAL - (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Trade receivables	$ 153.3		$ 331.5
Revenue | Three Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	39.00%	39.00%
Revenue | One Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	15.00%	14.00%
Revenue | Two Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	13.00%	13.00%
Revenue | Other Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	11.00%	12.00%